Share-Based Payment (Details) - Schedule of related to stock options	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of Related to Stock Options [Abstract]
Number of Stock Options Beginning | shares
Weighted average exercise price Beginning | $ / shares
Number of Stock Options, Granted | shares	10,381,959
Weighted average exercise price, Granted | $ / shares	$ 0.48
Number of Stock Options, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of Stock Options Ending | shares	10,381,959
Weighted average exercise price Ending | $ / shares	$ 0.48
INX Stock Options exercisable at the end of year | shares	5,396,720
INX Stock Options exercisable at the end of year | $ / shares	$ 0.25